Income Taxes - Summary of loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Domestic	$ (258,167)	$ (68,293)	$ (53,179)
Foreign	0	0	0
Loss before taxes	$ (258,167)	$ (68,293)	$ (53,179)